Stock options (Details Narrative)	12 Months Ended
	Aug. 31, 2022 USD ($) shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 USD ($) shares	Oct. 06, 2021	Aug. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Options exercisable period	5 years 7 months 24 days		2 years 4 months 6 days
Number of stock options, Granted	953,957		487,466		169,995
Expected dividend yield	0.00%		0.00%
Risk-free interest rate	5 years		10 years
Expected volatility	90.00%		90.00%
Number of stok options, outstanding	1,143,182	1,143,182	692,938	692,938	253,121		6,971
Number of stok options, exercisable	555,934	555,934	209,950	209,950	191,730
Share based payments | $	$ 4,688,218		$ 3,702,705		$ 1,409,569
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based payments | $	$ 3,034,073		$ 665,339
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage						10.00%
Options exercisable period	10 years		10 years
Exercise price | $ / shares		$ 3.90		$ 15.08
Risk-free interest rate	2.75%		1.48%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 1.15		$ 7.78
Risk-free interest rate	1.24%		0.83%